CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Comprehensive Income/(loss)
Net income/(loss)	$ 176,980	$ 238,511	$ 97,313
Other comprehensive income/(loss), net of tax:
Net unrealized gains/(losses) on securities available-for-sale	(4,765)	(20,626)	(15,187)
Net unrealized gains/(losses) on cash flow hedges	(5,101)	(1,265)	0
Net unrealized gains/(losses) on pension and other postretirement plans	(7,759)	(11,571)	(10,759)
Other comprehensive income/(loss)	(17,625)	(33,462)	(25,946)
Comprehensive income/(loss)	159,355	205,049	71,367
Comprehensive income attributable to noncontrolling interest	11,465	11,465	11,434
Comprehensive income attributable to controlling interest	147,890	193,584	59,933
Income tax expense/(benefit) of items included in Other comprehensive income:
Net unrealized gains/(losses) on securities available-for-sale	(2,955)	(12,810)	(9,445)
Net unrealized gains/(losses) on cash flow hedges	(3,163)	(780)	0
Net unrealized gains/(losses) on pension and other postretirement plans	$ (832)	$ (7,172)	$ (6,689)